Loans (Details 5) (USD $) In Millions	Mar. 31, 2011	Dec. 31, 2010	Mar. 31, 2010
Consumer loans by class, excluding the credit card loan portfolio segment
Total retained loans	$ 675,437	$ 685,498	$ 706,841
Consumer Excluding Credit Card [Member]
Consumer loans by class, excluding the credit card loan portfolio segment
Total retained loans	320,998	327,464
Residential real estate, excluding PCI [Member]
Consumer loans by class, excluding the credit card loan portfolio segment
Total retained loans	170,776	174,211
Home Equity - Senior Lien [Member]
Consumer loans by class, excluding the credit card loan portfolio segment
Total retained loans	24,071	24,376
Home Equity - Junior Lien [Member]
Consumer loans by class, excluding the credit card loan portfolio segment
Total retained loans	61,182	64,009
Prime Mortgages, including option ARMs [Member]
Consumer loans by class, excluding the credit card loan portfolio segment
Total retained loans	74,682	74,539
Subprime Mortgage [Member]
Consumer loans by class, excluding the credit card loan portfolio segment
Total retained loans	10,841	11,287
Total other consumer [Member]
Consumer loans by class, excluding the credit card loan portfolio segment
Total retained loans	79,457	80,490
Auto [Member]
Consumer loans by class, excluding the credit card loan portfolio segment
Total retained loans	47,411	48,367
Consumer business banking [Member]
Consumer loans by class, excluding the credit card loan portfolio segment
Total retained loans	16,957	16,812
Student And Other Loans [Member]
Consumer loans by class, excluding the credit card loan portfolio segment
Total retained loans	15,089	15,311
PCI Home Equity [Member]
Consumer loans by class, excluding the credit card loan portfolio segment
Total retained loans	23,973	24,459
PCI Prime Mortgage [Member]
Consumer loans by class, excluding the credit card loan portfolio segment
Total retained loans	16,725	17,322
PCI Subprime Mortgage [Member]
Consumer loans by class, excluding the credit card loan portfolio segment
Total retained loans	5,276	5,398
PCI Option ARMs [Member]
Consumer loans by class, excluding the credit card loan portfolio segment
Total retained loans	$ 24,791	$ 25,584